Capital structure and financial items - Financial assets and liabilities - Fair value measurement hierarchy (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	kr 48,174	kr 34,615
Financial liabilities, at fair value	2,903	2,184
Active market data
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	11,288	7,169
Financial liabilities, at fair value	0	0
Directly or indirectly observable market data
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,727	1,690
Financial liabilities, at fair value	2,903	2,184
Not based on observable market data
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	34,159	25,756
Financial liabilities, at fair value	kr 0	kr 0